Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
31.	SUBSEQUENT EVENTS
Return of Stated Capital On February 9, 2017, a return of stated capital in the amount of $147 million was approved.